Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)		Aug. 31, 2025	Aug. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued payroll expenses		$ 117,327	$ 120,754
Accrued employee benefits	[1]	115,335	133,658
Accrued repairs and maintenance expenses		62,579	21,025
Accrued expense for shop decoration and fixture fee		169,464	190,566
Accrued promotion and membership expense		42,048	38,936
Sub-total		506,753	504,939
Other payables
Bank loan interest payables		3,374	3,378
Other expenses		162,329	81,066
Sub-total		165,703	84,444
Total		$ 672,456	$ 589,383

[1]	Included in accrued employee benefits were provision for long service payment amounted to $108,228 and $124,810 as of August 31, 2025 and 2024 respectively in Note 14.